Related-party Transactions (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of related party transactions [Abstract]
Short-term employee benefits	$ 566,231	$ 354,883	$ 365,310
Post-employment benefits	2,244	1,937	2,168
Key management personnel compensation	$ 568,475	$ 356,820	$ 367,478